Shareholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 18, 2021	Apr. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 02, 2021
Class of Stock [Line Items]
Common stock par or stated value per share							$ 0.0001
Redemption of common stock						$ 80	$ 0
Debt instrument, face amount		$ 104		$ 26,050	$ 26,050
Stockholders equity note stock split							eleven-for-one
Stock Repurchased During Period, Value							$ 149
Cash		80
Repayments of Short-term Debt							$ 80
Settlement Agreement [Member]
Class of Stock [Line Items]
Redemption of common stock		80
Settlement Agreement [Member] | Term Note [Member]
Class of Stock [Line Items]
Redemption of common stock		$ 80
Debt instrument, face amount						$ 80
Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights					one vote	one vote
Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000			5,000,000	5,000,000
Preferred stock par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock shares issued	0			0	0
Preferred stock shares outstanding	0			0	0
Class Of Warrant Or Right Redemption Threshold Consecutive Trading Days	30 days			30 days
Class Of Warrant Or Right Threshold Period For Exercise From Date Of Closing Public Offering	12 months			12 months
Class of warrants or rights term	5 years			5 years	5 years
Minimum Notice Period For Warrants Redemption	30 days			30 days
Share Price	$ 10.00							$ 10.00
Effective Days For Registration Statement To Be Available	30 days			30 days
Subsidiaries [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Minimum Notice Period For Warrants Redemption	30 days			30 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01			$ 0.01	$ 0.01
Subsidiaries [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Minimum Notice Period For Warrants Redemption	30 days			30 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10			$ 0.10	$ 0.10
Class A Ordinary Shares [Member] | Subsidiaries [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000			500,000,000	500,000,000
Common stock par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares issued	0
Common stock shares outstanding	0			28,750,000	28,750,000
Temporary equity shares outstanding				27,500,000	27,500,000
Number Of Days Determining Fair Market Value	10 days			10 days
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares forfeited during the period			0
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Share Equals Or Exceeds U S D Eighteen [Member]
Class of Stock [Line Items]
Share Redemption Trigger Price	$ 18.00			$ 18.00	$ 18.00
Class of warrant or right, exercise price adjustment percentage higher of market value	180.00%			180.00%	180.00%
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Share Equals Or Exceeds U S D Ten [Member]
Class of Stock [Line Items]
Share Redemption Trigger Price	$ 10.00			$ 10.00	$ 10.00
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Share Price Less Than Nine Point Two Zero [Member]
Class of Stock [Line Items]
Share Redemption Trigger Price	$ 9.20			$ 9.20	$ 9.20
Gross proceeds of equity	60.00%			60.00%
Class of warrant or right redemption threshold trading days	20 days			20 days
Class of warrant or right, exercise price adjustment percentage higher of market value	115.00%			115.00%	115.00%
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50							$ 11.50
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Public Warrants [Member] | Share Equals Or Exceeds U S D Eighteen [Member]
Class of Stock [Line Items]
Share Price	$ 18.00			$ 18.00	$ 18.00
Number Of Consecutive Trading Days Determining Warrant Redeemable	20 days			20 days
Number Of Trading Days Determining Warrant Redeemable	30 days			30 days
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50			$ 11.50	11.50
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Private Placement Warrants [Member] | Share Equals Or Exceeds U S D Eighteen [Member]
Class of Stock [Line Items]
Share Price	$ 18.00			$ 18.00	18.00
Number Of Consecutive Trading Days Determining Warrant Redeemable	20 days			20 days
Number Of Trading Days Determining Warrant Redeemable	30 days			30 days
Class A Ordinary Shares [Member] | Subsidiaries [Member] | Private Placement Warrants [Member] | Share Equals Or Exceeds U S D Ten [Member]
Class of Stock [Line Items]
Share Price	$ 10.00			$ 10.00	$ 10.00
Number Of Consecutive Trading Days Determining Warrant Redeemable	30 days			30 days
Class B Ordinary Shares [Member] | Subsidiaries [Member]
Class of Stock [Line Items]
Common stock shares authorized	50,000,000			50,000,000	50,000,000
Common stock par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares issued	6,900,000			6,875,000	6,875,000
Common stock shares outstanding	6,900,000			6,875,000	6,875,000
Number of shares forfeited during the period	900,000
Sponsor owned collective percentage	20.00%
Class B Ordinary Shares [Member] | Subsidiaries [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares forfeited during the period			(25,000)
Class B Ordinary Shares [Member] | Subsidiaries [Member] | Founder Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding	6,900,000
Common Class B To Common Class A [Member] | Subsidiaries [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock shareholding	20.00%			20.00%
Non-Voting Common Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock shares authorized				2,037,680	2,037,680	2,037,680
Common stock par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued				2,037,680	2,037,680	1,799,891
Common stock shares outstanding				2,037,680	2,037,680	1,799,891
Common stock voting rights					zero votes	zero votes